ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 911,477	$ 1,044,587
Accrued liabilities	380,997	160,000
Total accounts payable and accrued liabilities	$ 1,292,474	$ 1,204,587